Accounts Payable and Other Current Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued liabilities	$ 566	$ 612
Accounts payable	238	189
Accrued interest	118	104
Regulatory liabilities (Note 13)	66	45
Environmental liabilities (Note 21)	33	30
Lease obligations (Note 23)	12	9
Derivative liabilities (Note 18)	11	0
Total	$ 1,044	$ 989